Description Of Organization, Business Operations And Going Concern- Additional Information (Detail) - USD ($)			3 Months Ended	10 Months Ended
	Jan. 26, 2022	Jul. 02, 2021	Mar. 31, 2022	Dec. 31, 2021
Description Of Organization And Business Operations [Line Items]
Incorporation date of entity			Feb. 25, 2021	Feb. 25, 2021
Proceeds from initial public offering				$ 245,600,000
Proceeds from private placement issue				6,400,000
Deferred underwriting fee			$ 7,700,000	7,700,000
Minimum net worth to consummate business combination			$ 5,000,001	$ 5,000,001
Percentage of public shares that can be transferred without any restriction			15.00%	15.00%
Percentage of public shares to be redeemed in case business combination is not consummated		100.00%	100.00%	100.00%
Interest to pay dissolution expenses			$ 100,000	$ 100,000
Per share value of restricted assets			$ 10	$ 10
Percentage of public shares redemption		100.00%
Cash			$ 69,991	$ 428,189
Working Capital			$ 5,135,248	1,057,614
Pipe Investors [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock, number of shares issued in transaction	16,200,000
Existing Directors Officers And Equityholders Of Or Investment Funds Managed By Suvretta Capital Management [Member]
Description Of Organization And Business Operations [Line Items]
Sale of stock, consideration received on transaction	$ 135,400,000
Warrants To Purchase Scs Common Stock [Member]
Description Of Organization And Business Operations [Line Items]
Common stock, par value	$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000,000
Akili Interactive Labs Inc [Member]
Description Of Organization And Business Operations [Line Items]
Percentage of fully diluted shares of common stock	7.50%
Akili Interactive Labs Inc [Member] | Share Price One [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, share price	$ 15
Akili Interactive Labs Inc [Member] | Share Price Two [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, share price	20
Akili Interactive Labs Inc [Member] | Share Price Three [Member]
Description Of Organization And Business Operations [Line Items]
Business acquisition, share price	$ 30
Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from private placement issue				$ 640,000
P I P E Investment [Member]
Description Of Organization And Business Operations [Line Items]
Common Stock, Shares Subscribed but Unissued	162,000,000
Minimum [Member]
Description Of Organization And Business Operations [Line Items]
Prospective assets of acquire as a percentage of fair value of assets in the trust account			80.00%	80.00%
Equity method investment ownership percentage			50.00%	50.00%
Common Class A [Member]
Description Of Organization And Business Operations [Line Items]
Proceeds from initial public offering				$ 250,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common Class A [Member] | IPO [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		25,000,000
Sale of stock price per share		$ 10
Proceeds from initial public offering		$ 250,000,000
Transaction costs incurred in connection with initial public offering			$ 12,488,190	$ 12,488,190
Underwriting fee			4,400,000	4,400,000
Deferred underwriting fee			7,700,000	7,700,000
Deferred offering costs			$ 388,190	388,190
Common stock held in trust account		$ 250,000,000
Common Class A [Member] | Over-Allotment Option [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		3,000,000
Common Class A [Member] | Private Placement [Member]
Description Of Organization And Business Operations [Line Items]
Stock issued during period new shares issued		640,000
Sale of stock price per share		$ 10
Proceeds from private placement issue		$ 6,400,000		$ 6,400,000